VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

ANNUAL REPORT

DECEMBER 31, 2007

This is a copy of the annual report of the variable account in which your Monarch Life Insurance Company variable life insurance policy invests. We take pride in our continued commitment to provide prompt, courteous service to our policyowners. For inquiries regarding your policy, please call our Variable Life Service Center at 1-800-544-0049.

The investment results presented in this report are historical and are no indication of future performance.

Report of Independent Registered Public Accounting Firm

To the Receiver of Monarch Life Insurance Company

and Policyowners of Variable Account A of Monarch Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of each of the Divisions constituting the Variable Account A of Monarch Life Insurance Company at December 31, 2007 and 2006, and the results of their operations and changes in each of their net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Monarch Life Insurance Company’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2007 by correspondence with the transfer agent or custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

February 28, 2008

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2007

	Cost	Shares/Units	Market Value
ASSETS
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$21,583,752	21,583,752	$21,583,752
BlackRock Government Income Portfolio	7,942,538	694,497	7,792,252
BlackRock Total Return Portfolio	6,785,617	578,763	6,580,535
BlackRock Large Cap Core Portfolio	22,959,388	1,179,979	27,823,913
BlackRock Fundamental Growth Portfolio	17,219,538	825,785	23,163,267
BlackRock Balanced Capital Portfolio	49,702,815	3,354,520	54,510,957
BlackRock High Income Portfolio	1,882,784	331,575	1,813,715
BlackRock Global Allocation Portfolio	12,106,560	712,346	12,786,612

	140,182,992		156,055,003

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2008 Trust	116,359	176,054	176,139
2009 Trust	27,778	40,280	39,209
2010 Trust	32,143	43,129	40,200
2011 Trust	32,926	53,871	49,148
2013 Trust	5,331	12,441	10,352
2014 Trust	128,712	242,486	191,128
2019 Trust	120,997	233,743	140,360

	464,246		646,536

Total Invested Assets	$140,647,238		156,701,539

Dividends Receivable			4,091

Total Assets			156,705,630

LIABILITIES
Payable to Monarch Life Insurance Company			1,797,893
Pending Trades			60

Total Liabilities			1,797,953

Net Assets			$154,907,677

NET ASSETS
For Variable Life Insurance Policies			$154,903,255
Unamortized Allocated Policy Loading			4,422

Total Net Assets			$154,907,677

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF NET ASSETS AT DECEMBER 31, 2006

	Cost	Shares/Units	Market Value
ASSETS
Investment in BlackRock Series Fund, Inc.:
BlackRock Money Market Portfolio	$22,650,173	22,650,173	$22,650,173
BlackRock Government Income Portfolio	7,916,926	689,207	7,719,117
BlackRock Bond Portfolio	6,817,668	579,968	6,617,436
BlackRock Large Cap Core Portfolio	20,983,306	1,124,646	28,318,577
BlackRock Fundamental Growth Portfolio	19,314,899	905,186	21,317,119
BlackRock Balanced Capital Portfolio	53,777,163	3,590,931	56,844,434
BlackRock High Income Portfolio	2,328,315	402,297	2,317,233
BlackRock Global Allocation Portfolio	10,347,158	668,151	11,378,609

	144,135,608		157,162,698

Investment in The Merrill Lynch Fund of Stripped
U.S. Treasury Securities:
2007 Trust	102,515	109,521	111,445
2008 Trust	357,650	828,787	787,290
2009 Trust	44,532	91,096	82,918
2010 Trust	34,427	46,447	39,942
2011 Trust	31,783	53,120	44,280
2013 Trust	5,395	12,636	9,538
2014 Trust	130,463	247,777	176,298
2019 Trust	221,236	427,937	232,746

	928,001		1,484,457

Total Invested Assets	$145,063,609		158,647,155

Dividends Receivable			81,487

Total Assets			158,728,642

LIABILITIES
Payable to Monarch Life Insurance Company			2,169,204
Pending Trades			58

Total Liabilities			2,169,262

Net Assets			$156,559,380

NET ASSETS
For Variable Life Insurance Policies			$156,554,861
Unamortized Allocated Policy Loading			4,519

Total Net Assets			$156,559,380

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007

	Total	BlackRock Money Market Division	BlackRock Government Income Division	BlackRock Total Return Division	BlackRock Large Cap Core Division	BlackRock Fundamental Growth Division	BlackRock Balanced Capital Division	BlackRock High Income Division
Investment Income:
Dividends	$4,375,827	$1,121,961	$381,675	$305,629	$294,784	$139,624	$1,547,006	$168,729
Expenses:
Risk Charges and Administrative Expenses	(917,876)	(135,825)	(41,480)	(34,849)	(163,317)	(122,866)	(327,678)	(12,899)
Transaction Charges	(3,117)	—	—	—	—	—	—	—

Net Investment Income (Loss)	3,454,834	986,136	340,195	270,780	131,467	16,758	1,219,328	155,830

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	1,973,127	—	(29,206)	(17,661)	946,169	(107,317)	(167,050)	(35,758)
Net Unrealized Gains (Losses)	2,470,713	—	47,523	(4,850)	(2,470,746)	3,941,509	1,740,867	(57,987)
Capital Gain Distributions	4,437,941	—	—	—	3,494,075	—	—	—

Net Gains and (Losses)	8,881,781	—	18,317	(22,511)	1,969,498	3,834,192	1,573,817	(93,745)

Net Increase in Net Assets
Resulting from Operations	12,336,615	986,136	358,512	248,269	2,100,965	3,850,950	2,793,145	62,085

Transfers of Net Premiums	2,143,292	424,955	134,472	146,811	333,642	257,798	715,524	21,567
Transfers of Policy Loading, Net	(100)	(697)	—	(41)	(116)	17	763	—
Transfers Due to Deaths	(4,251,370)	(202,460)	(97,024)	(41,927)	(760,676)	(620,544)	(1,703,076)	(16,542)
Transfers Due to Other Terminations	(6,688,677)	(1,396,712)	(342,382)	(212,973)	(1,030,180)	(912,850)	(2,260,659)	(17,787)
Transfers Due to Policy Loans	(554,030)	(137,326)	71,649	24,170	(228,219)	30,197	(223,650)	23,088
Transfers of Cost of Insurance	(4,229,812)	(742,067)	(196,515)	(185,927)	(715,491)	(602,433)	(1,390,030)	(74,099)
Transfers of Net Loan Cost	(407,621)	(91,353)	(15,689)	(14,625)	(63,205)	(78,013)	(108,755)	(4,843)
Transfers Among Investment Divisions	—	31,117	(98,641)	28,707	8,766	(84,697)	21,260	(473,085)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(13,988,318)	(2,114,543)	(544,130)	(255,805)	(2,455,479)	(2,010,525)	(4,948,623)	(541,701)

Total Increase (Decrease) in Net Assets	(1,651,703)	(1,128,407)	(185,618)	(7,536)	(354,514)	1,840,425	(2,155,478)	(479,616)
Net Assets - Beginning of Year	156,559,380	22,464,520	7,890,582	6,513,669	27,859,193	21,057,082	56,041,011	2,273,399

Net Assets - End of Year	$154,907,677	$21,336,113	$7,704,964	$6,506,133	$27,504,679	$22,897,507	$53,885,533	$1,793,783

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007 (Continued)

	BlackRock Global Allocation Division	2007 Division	2008 Division	2009 Division	2010 Division	2011 Division	2013 Division
Investment Income:
Dividends	$416,419	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(74,015)	(84)	(1,949)	(445)	(254)	(349)	(49)
Transaction Charges	—	(51)	(1,323)	(282)	(139)	(158)	(33)

Net Investment Income (Loss)	342,404	(135)	(3,272)	(727)	(393)	(507)	(82)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	942,174	9,351	390,902	32,181	719	466	96
Net Unrealized Gains (Losses)	(351,395)	(8,941)	(369,865)	(26,967)	2,538	3,725	873
Capital Gain Distributions	943,866	—	—	—	—	—	—

Net Gains and (Losses)	1,534,645	410	21,037	5,214	3,257	4,191	969

Net Increase in Net Assets
Resulting from Operations	1,877,049	275	17,765	4,487	2,864	3,684	887

Transfers of Net Premiums	99,731	—	551	1,205	—	1,911	—
Transfers of Policy Loading, Net	(26)	—	—	—	—	—	—
Transfers Due to Deaths	(217,863)	—	(591,258)	—	—	—	—
Transfers Due to Other Terminations	(462,826)	974	4,362	(58,367)	(8)	(25)	(8)
Transfers Due to Policy Loans	(21,950)	341	(1,299)	—	—	—	—
Transfers of Cost of Insurance	(284,197)	943	(25,934)	(2,942)	(1,793)	(802)	(80)
Transfers of Net Loan Cost	(25,224)	146	(3,600)	(287)	(805)	(5)	(1)
Transfers Among Investment Divisions	634,354	(67,560)	(2,989)	12,887	91	135	26

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(278,001)	(65,156)	(620,167)	(47,504)	(2,515)	1,214	(63)

Total Increase (Decrease) in Net Assets	1,599,048	(64,881)	(602,402)	(43,017)	349	4,898	824
Net Assets - Beginning of Year	11,040,859	64,881	776,507	81,773	39,386	43,682	9,400

Net Assets - End of Year	$12,639,907	$—	$174,105	$38,756	$39,735	$48,580	$10,224

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2007 (Continued)

	2014 Division	2019 Division
Investment Income:
Dividends	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(1,056)	(761)
Transaction Charges	(619)	(512)

Net Investment Income (Loss)	(1,675)	(1,273)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	2,268	5,793
Net Unrealized Gains (Losses)	16,576	7,853
Capital Gain Distributions	—	—

Net Gains and (Losses)	18,844	13,646

Net Increase in Net Assets
Resulting from Operations	17,169	12,373

Transfers of Net Premiums	5,125	—
Transfers of Policy Loading, Net	—	—
Transfers Due to Deaths	—	—
Transfers Due to Other Terminations	(147)	912
Transfers Due to Policy Loans	569	(91,600)
Transfers of Cost of Insurance	(6,972)	(1,473)
Transfers of Net Loan Cost	(1,206)	(156)
Transfers Among Investment Divisions	504	(10,875)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(2,127)	(103,192)
Total Increase (Decrease) in Net Assets	15,042	(90,819)
Net Assets - Beginning of Year	173,876	229,559

Net Assets - End of Year	$188,918	$138,740

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006

	Total	BlackRock Money Market Division	BlackRock Government Income Division	BlackRock Bond Division	BlackRock Large Cap Core Division	BlackRock Fundamental Growth Division	BlackRock Balanced Capital Division	BlackRock High Income Division
Investment Income:
Dividends	$4,211,583	$1,099,339	$367,368	$320,599	$265,583	$203,141	$1,461,597	$175,964
Expenses:
Risk Charges and Administrative Expenses	(902,690)	(140,979)	(42,560)	(37,226)	(157,307)	(123,657)	(314,680)	(13,787)
Transaction Charges	(5,275)	—	—	—	—	—	—	—

Net Investment Income (Loss)	3,303,618	958,360	324,808	283,373	108,276	79,484	1,146,917	162,177

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	439,320	—	(603)	(45,031)	899,528	(576,075)	(529,693)	(11,917)
Net Unrealized Gains (Losses)	7,920,730	—	(46,970)	(3,483)	475,543	1,405,524	6,326,697	41,421
Capital Gain Distributions	3,137,787	—	—	—	2,211,177	—	—	—

Net Gains and (Losses)	11,497,837	—	(47,573)	(48,514)	3,586,248	829,449	5,797,004	29,504

Net Increase in Net Assets
Resulting from Operations	14,801,455	958,360	277,235	234,859	3,694,524	908,933	6,943,921	191,681

Transfers of Net Premiums	2,351,113	488,581	137,752	158,962	366,491	285,443	776,297	25,365
Transfers of Policy Loading, Net	(1,323)	(1,491)	—	(42)	(177)	(16)	445	—
Transfers Due to Deaths	(3,826,767)	(393,692)	(105,546)	(1,263,482)	(441,439)	(174,959)	(1,097,856)	(81,802)
Transfers Due to Other Terminations	(9,054,786)	(3,259,567)	(392,901)	(319,586)	(1,625,482)	(1,243,462)	(1,737,178)	6,452
Transfers Due to Policy Loans	(1,533,066)	(849,515)	52,110	17,018	(129,007)	(164,914)	(201,447)	(161,646)
Transfers of Cost of Insurance	(4,288,096)	(758,741)	(207,251)	(191,699)	(738,433)	(591,985)	(1,410,859)	(6,368)
Transfers of Net Loan Cost	(423,050)	(95,571)	(15,575)	(13,597)	(67,792)	(75,736)	(118,094)	4,339
Transfers Among Investment Divisions	—	300,711	129,120	(810)	314,471	(799,698)	(591,063)	234,268

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(16,775,975)	(4,569,285)	(402,291)	(1,613,236)	(2,321,368)	(2,765,327)	(4,379,755)	20,608

Total Increase (Decrease) in Net Assets	(1,974,520)	(3,610,925)	(125,056)	(1,378,377)	1,373,156	(1,856,394)	2,564,166	212,289
Net Assets - Beginning of Year	158,533,900	26,075,445	8,015,638	7,892,046	26,486,037	22,913,476	53,476,845	2,061,110

Net Assets - End of Year	$156,559,380	$22,464,520	$7,890,582	$6,513,669	$27,859,193	$21,057,082	$56,041,011	$2,273,399

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006 (Continued)

	BlackRock Global Allocation Division	2006 Division	2007 Division	2008 Division	2009 Division	2010 Division	2011 Division	2013 Division
Investment Income:
Dividends	$317,992	$—	$—	$—	$—	$—	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(64,262)	(184)	(854)	(3,987)	(438)	(270)	(321)	(47)
Transaction Charges	—	(113)	(510)	(2,710)	(275)	(145)	(145)	(32)

Net Investment Income (Loss)	253,730	(297)	(1,364)	(6,697)	(713)	(415)	(466)	(79)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	566,202	43,793	48,286	39,665	876	1,256	391	81
Net Unrealized Gains (Losses)	(192,260)	(42,769)	(42,219)	(9,964)	2,043	49	947	204
Capital Gain Distributions	926,610	—	—	—	—	—	—	—

Net Gains and (Losses)	1,300,552	1,024	6,067	29,701	2,919	1,305	1,338	285

Net Increase in Net Assets
Resulting from Operations	1,554,282	727	4,703	23,004	2,206	890	872	206

Transfers of Net Premiums	96,002	—	3,259	2,743	3,182	—	1,911	—
Transfers of Policy Loading, Net	(42)	—	—	—	—	—	—	—
Transfers Due to Deaths	(173,201)	—	(94,790)	—	—	—	—	—
Transfers Due to Other Terminations	(430,048)	2,348	(55,048)	(47)	(34)	41	21	(3)
Transfers Due to Policy Loans	(151,982)	—	55,576	201	—	—	—	—
Transfers of Cost of Insurance	(322,312)	2,448	(4,848)	(43,461)	(3,228)	(1,704)	(736)	(71)
Transfers of Net Loan Cost	(32,327)	390	(884)	(5,774)	(509)	(781)	1	1
Transfers Among Investment Divisions	726,608	(279,878)	(37,257)	(343)	(12)	(4,245)	1	(2)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	(287,302)	(274,692)	(133,992)	(46,681)	(601)	(6,689)	1,198	(75)

Total Increase (Decrease) in Net Assets	1,266,980	(273,965)	(129,289)	(23,677)	1,605	(5,799)	2,070	131
Net Assets - Beginning of Year	9,773,879	273,965	194,170	800,184	80,168	45,185	41,612	9,269

Net Assets - End of Year	$11,040,859	$—	$64,881	$776,507	$81,773	$39,386	$43,682	$9,400

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

MONARCH LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2006 (Continued)

	2014 Division	2019 Division
Investment Income:
Dividends	$—	$—
Expenses:
Risk Charges and Administrative Expenses	(994)	(1,137)
Transaction Charges	(579)	(766)

Net Investment Income (Loss)	(1,573)	(1,903)

Gains and (Losses) on Investments:
Net Realized Gains (Losses)	1,946	615
Net Unrealized Gains (Losses)	3,350	2,617
Capital Gain Distributions	—	—

Net Gains and (Losses)	5,296	3,232

Net Increase in Net Assets
Resulting from Operations	3,723	1,329

Transfers of Net Premiums	5,125	—
Transfers of Policy Loading, Net	—	—
Transfers Due to Deaths	—	—
Transfers Due to Other Terminations	(208)	(84)
Transfers Due to Policy Loans	540	—
Transfers of Cost of Insurance	(6,430)	(2,418)
Transfers of Net Loan Cost	(1,144)	3
Transfers Among Investment Divisions	17,708	(9,579)

Net Increase (Decrease) in Net Assets
Resulting from Principal Transactions	15,591	(12,078)

Total Increase (Decrease) in Net Assets	19,314	(10,749)
Net Assets - Beginning of Year	154,562	240,308

Net Assets - End of Year	$173,876	$229,559

The accompanying notes are an integral part of these financial statements.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 1-ORGANIZATION

Variable Account A of Monarch Life Insurance Company (the Account) is a segregated account of Monarch Life Insurance Company (Monarch Life) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended (1940 Act), and is currently comprised of fifteen investment divisions. Eight of the divisions each invest solely in the shares of eight corresponding portfolios of the BlackRock Series Fund, Inc. (Series Fund), a diversified open-end management investment company registered under the 1940 Act. The Series Fund's investment advisor is BlackRock Advisors, LLC. Seven of the divisions each invest solely in the units of seven corresponding series trusts of The Merrill Lynch Fund of Stripped (ÀZero@) U.S. Treasury Securities (the Trusts), which is registered under the 1940 Act as a unit investment trust. The original sponsor of the Trusts was Merrill Lynch, Pierce, Fenner & Smith Inc. On January 12, 2007, Merrill Lynch, Pierce, Fenner & Smith Inc. transferred sponsorship to Advisor’s Asset Management, a division of Fixed Income Securities, L.P.

The change in net assets maintained in the Account provides the basis for the periodic determination of the amount of increased or decreased benefits under the policies. The net assets may not be less than the amount required under state insurance law to provide for death benefits (without regard to the minimum guaranteed death benefit) and other policy benefits. Additional assets are held in Monarch Life's general account to cover the contingency that the guaranteed death benefit might exceed the death benefit which would have been payable in the absence of such guarantee.

Monarch Life makes certain deductions from premiums before such amounts are transferred to the Account. The deductions are for (1) premiums for optional benefits, (2) additional premiums for extra mortality risks, (3) sales load, and (4) state premium taxes. For certain policies, the sum of deductions (3) and (4) is initially included in the investment base of a policyowner in the Account. This allocated policy loading is subtracted from that policyowner’s investment base in installments during subsequent policy years.

Monarch Life is a wholly-owned subsidiary of Regal Reinsurance Company (Regal Re). On June 9, 1994, the Insurance Commissioner of the Commonwealth of Massachusetts (the Commissioner) was appointed receiver (the Receiver) of Monarch Life in a rehabilitation proceeding pending before the Supreme Judicial Court for Suffolk County, Massachusetts (the Court). A term sheet dated July 19, 1994 (the Term Sheet) among the Commissioner (in her capacity as Commissioner and Receiver) and certain Regal Re shareholders and noteholders and holders of Monarch Life's surplus notes (representing approximately 85% of both the total outstanding Regal Re notes and common stock) (the Holders) was approved by the Court on September 1, 1994. Pursuant to the Term Sheet, the Holders transferred their notes and stock into voting trusts for which the Commissioner is the sole trustee, which effectively vests control of Monarch Life and Regal Re in the Commissioner.

Some insurance departments have either suspended, revoked or not renewed Monarch Life’s certificate of authority, ordered Monarch Life to cease writing new business, or have requested a voluntary suspension of sales.

Monarch Life currently limits its business to maintaining its existing blocks of disability income insurance policies, variable life insurance policies, and annuity contracts. Monarch Life ceased issuing new variable life insurance policies and new annuity contracts effective May 1, 1992, and new disability income insurance policies effective June 15, 1993.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Monarch Life and Regal Re. The Account cannot be charged with liabilities arising out of any other business of Monarch Life or Regal Re and is held for the exclusive benefit of the policyowners participating in the Account.

Effective December 11, 2007, the BlackRock Bond Portfolio changed its name to the BlackRock Total Return Portfolio. Simultaneously, the corresponding investment division of the Account was renamed.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 2-SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Account in preparation of its financial statements. Preparation of financial statements requires the use of estimates made by management. Actual results may differ from these estimates. The policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENTS: The investments in shares of the Series Fund and units of the Trusts are stated at market value, which is the net asset value per share and per unit of the respective portfolios and series trusts of the Series Fund and the Trusts. Investment transactions are accounted for on the date the shares and units are purchased or sold. The cost of shares and units redeemed is determined on the first-in, first-out method. Dividend income and capital gain distributions received from the Series Fund and the Trusts are reinvested in additional shares of the Series Fund and in units of the Trusts, respectively, and are recorded by the Account on the ex-dividend date.

FEDERAL INCOME TAXES: For federal income tax purposes, operations of the Account are combined with those of Monarch Life, which is taxed as a life insurance company. Under existing federal income tax law, Monarch Life anticipates no tax liability resulting from the operations of the Account.

RECENT ACCOUNTING PRONOUNCEMENT: In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Adoption of this statement is not expected to have a material impact on financial statements of the Account.

NOTE 3-PURCHASES AND SALES OF SECURITIES

Total cost of purchases and proceeds from sales of shares of the Series Fund and units of the Trusts by the Account for the year ended December 31, 2007, are shown below:

	Purchases	Sales
BlackRock Money Market Portfolio	$9,285,790	$10,352,211
BlackRock Government Income Portfolio	1,065,238	1,010,420
BlackRock Total Return Portfolio	451,123	465,512
BlackRock Large Cap Core Portfolio	4,160,812	3,130,898
BlackRock Fundamental Growth Portfolio	646,219	2,634,264
BlackRock Balanced Capital Portfolio	1,870,461	5,777,755
BlackRock High Income Portfolio	865,529	1,275,302
BlackRock Global Allocation Portfolio	4,569,836	3,752,612
2007 Trust	344	112,195
2008 Trust	734	632,923
2009 Trust	13,586	62,509
2010 Trust	18	3,017
2011 Trust	1,962	1,286
2013 Trust	40	194
2014 Trust	2,383	6,397
2019 Trust	1,601	107,634

Totals	$22,935,676	$29,325,129

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 4-EXPENSES

Monarch Life assumes mortality and expense risks related to the operations of the Account and deducts a daily charge from the assets of the Account to cover these risks. The daily charge varies by policy form and is currently equal to a rate of .50% to .90% (on an annual basis) of the policyowners’ investment base.

NOTE 5-TRANSACTION CHARGES

Monarch Life pays all transaction charges to the sponsor of the Trusts, on the sale of units of the Trusts to the Account and deducts a daily charge from the assets of each series trust division in the Account for the reimbursement of these transaction charges. The daily charge is currently equal to a rate of .34% (on annual basis) of the policyowners’ respective investment base.

NOTE 6-CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2007, are shown below:

	Issued	Redeemed	Net Increase (Decrease)
BlackRock Money Market Division	240,179	290,875	(50,696)
BlackRock Government Income Division	13,174	17,524	(4,350)
BlackRock Total Return Division	4,562	8,273	(3,711)
BlackRock Large Cap Core Division	14,579	31,131	(16,552)
BlackRock Fundamental Growth Division	18,305	37,832	(19,527)
BlackRock Balanced Capital Division	61,236	137,655	(76,419)
BlackRock High Income Division	15,987	28,412	(12,425)
BlackRock Global Allocation Division	72,892	82,352	(9,460)
2007 Division	7	2,225	(2,218)
2008 Division	12,694	25,465	(12,771)
2009 Division	378	1,415	(1,037)
2010 Division	1	60	(59)
2011 Division	52	21	31
2013 Division	1	3	(2)
2014 Division	211	291	(80)
2019 Division	172	6,584	(6,412)

NOTE 7-POLICY CHARGES

Monarch Life periodically deducts a charge for mortality cost from a policyowner’s investment base. This charge is for the cost of providing life insurance coverage for the insured.

Monarch Life may charge certain policies a quarterly administrative fee of $12.50. Additionally, Monarch Life may charge an excess reallocation fee of $25.00 for those policyowners who reallocate investment base more than five times a year. These fees (if applicable) would be deducted from a policyowner=s investment base.

Policies that have outstanding policyowner loans are charged an annual net loan cost, which ranges by policy form from .60% to 2.00%. A policyowner=s investment base is reduced by the net loan cost.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE

Policyowners’ investment base for 2007, 2006, 2005, 2004, and 2003 consists of the following:

	At December 31,					For the year ended December 31,
2007	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest	Total Return*** Lowest to Highest
BlackRock Money Market Division	524,391	$37.80	to	$42.17	$21,583,773	5.32%	.50% to .90%	4.07% to 4.51%
BlackRock Government Income Division	103,058	68.56	to	76.48	7,794,370	5.33%	.50% to .90%	4.38% to 4.80%
BlackRock Total Return Division	76,089	78.31	to	87.36	6,581,634	5.13%	.50% to .90%	3.53% to 3.95%
BlackRock Large Cap Core Division	171,846	147.96	to	165.05	27,823,915	1.04%	.50% to .90%	7.32% to 7.75%
BlackRock Fundamental Growth Division	202,100	104.37	to	116.43	23,163,266	0.64%	.50% to .90%	18.74% to 19.22%
BlackRock Balanced Capital Division	803,536	63.00	to	69.06	54,510,966	2.76%	.50% to .90%	4.69% to 5.11%
BlackRock High Income Division	39,765	42.67	to	46.59	1,814,592	1.52%	.50% to .90%	1.79% to 2.22%
BlackRock Global Allocation Division	217,528	55.44	to	60.24	12,786,612	20.62%	.50% to .90%	16.89% to 17.36%
2008 Division	3,482	46.70	to	50.59	176,126	—	.84% to 1.24%	4.01% to 4.44%
2009 Division	848	43.53	to	46.96	39,206	—	.84% to 1.24%	5.63% to 6.05%
2010 Division	883	43.33	to	46.57	40,196	—	.84% to 1.24%	7.01% to 7.48%
2011 Division	1,281	37.41	to	40.03	49,144	—	.84% to 1.24%	8.09% to 8.51%
2013 Division	335	29.13	to	30.92	10,343	—	.84% to 1.24%	8.86% to 9.34%
2014 Division	6,213	29.41	to	31.09	191,110	—	.84% to 1.24%	9.37% to 9.82%
2019 Division	7,855	17.25	to	17.87	140,350	—	.84% to 1.24%	9.04% to 9.50%

2006
BlackRock Money Market Division	575,087	$36.32	to	$40.35	$22,659,341	5.14%	.50% to .90%	3.79% to 4.21%
BlackRock Government Income Division	107,408	65.68	to	72.98	7,751,533	4.65%	.50% to .90%	3.18% to 3.60%
BlackRock Bond Division	79,800	75.64	to	84.04	6,642,384	4.56%	.50% to .90%	3.44% to 3.86%
BlackRock Large Cap Core Division	188,398	137.87	to	153.18	28,318,577	0.96%	.50% to .90%	14.03% to 14.49%
BlackRock Fundamental Growth Division	221,627	87.90	to	97.66	21,317,119	0.92%	.50% to .90%	3.84% to 4.26%
BlackRock Balanced Capital Division	879,955	60.18	to	65.70	56,844,440	2.67%	.50% to .90%	13.06% to 13.52%
BlackRock High Income Division	52,190	41.92	to	45.58	2,332,349	1.65%	.50% to .90%	8.03% to 8.46%
BlackRock Global Allocation Division	226,988	47.43	to	51.33	11,378,609	13.23%	.50% to .90%	15.84% to 16.31%
2007 Division	2,218	47.02	to	50.93	111,442	—	.84% to 1.24%	3.00% to 3.42%
2008 Division	16,253	44.90	to	48.44	787,272	—	.84% to 1.24%	2.51% to 2.93%
2009 Division	1,885	41.21	to	44.28	82,907	—	.84% to 1.24%	2.37% to 2.78%
2010 Division	942	40.49	to	43.33	39,932	—	.84% to 1.24%	2.05% to 2.46%
2011 Division	1,250	34.61	to	36.89	44,288	—	.84% to 1.24%	1.97% to 2.39%
2013 Division	337	26.76	to	28.28	9,530	—	.84% to 1.24%	1.79% to 2.20%
2014 Division	6,293	26.89	to	28.31	176,287	—	.84% to 1.24%	1.69% to 2.10%
2019 Division	14,267	15.82	to	16.32	232,741	—	.84% to 1.24%	0.21% to 0.62%

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
2005	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest	Total Return*** Lowest to Highest
Mercury Money Reserve Division	698,628	$34.99	to	$38.72	$26,430,701	2.96%	.50% to .90%	1.95% to 2.35%
Mercury Intermediate Govt. Bond Division	116,460	63.66	to	70.44	8,124,564	4.64%	.50% to .90%	2.55% to 2.95%
Mercury Core Bond Strategy Division	99,951	73.13	to	80.92	7,999,131	4.94%	.50% to .90%	1.13% to 1.54%
Mercury Large Cap Core Strategy Division	204,297	120.91	to	133.79	26,846,833	0.69%	.50% to .90%	12.46% to 12.92%
Mercury Fundamental Growth Strat. Division	251,674	84.64	to	93.66	23,225,609	0.94%	.50% to .90%	7.09% to 7.52%
Mercury Balanced Capital Strategy Division	951,961	53.22	to	57.87	54,205,343	2.25%	.50% to .90%	3.50% to 3.93%
Mercury High Yield Bond Division	53,102	38.80	to	42.02	2,192,872	2.51%	.50% to .90%	1.25% to 1.67%
Mercury Global Allocation Strategy Division	227,127	40.94	to	44.13	9,803,151	12.52%	.50% to .90%	9.91% to 10.35%
2006 Division	6,198	41.89	to	45.37	277,699	—	.84% to 1.24%	1.38% to 1.77%
2007 Division	4,044	45.65	to	49.25	196,815	—	.84% to 1.24%	0.37% to 0.78%
2008 Division	17,234	43.80	to	47.06	811,085	—	.84% to 1.24%	(0.43)% to (0.02)%
2009 Division	1,899	40.26	to	43.08	81,261	—	.84% to 1.24%	(0.52)% to (0.12)%
2010 Division	1,106	39.67	to	42.28	45,801	—	.84% to 1.24%	(0.18)% to 0.21%
2011 Division	1,215	33.94	to	36.03	42,179	—	.84% to 1.24%	0.59% to 1.01%
2013 Division	339	26.28	to	27.67	9,395	—	.84% to 1.24%	1.55% to 1.99%
2014 Division	5,714	26.44	to	27.72	156,667	—	.84% to 1.24%	1.97% to 2.36%
2019 Division	15,027	15.78	to	16.22	243,583	—	.84% to 1.24%	7.20% to 7.63%

2004
Money Reserve Division	890,961	$34.32	to	$37.83	$32,932,149	1.20%	.50% to .90%	0.18% to 0.61%
Intermediate Govt. Bond Division	121,497	62.08	to	68.42	8,229,791	2.95%	.50% to .90%	3.21% to 3.64%
Core Bond Strategy Division	109,572	72.31	to	79.69	8,641,145	3.49%	.50% to .90%	3.54% to 3.97%
Large Cap Core Strategy Division	219,841	107.51	to	118.48	25,594,122	1.02%	.50% to .90%	16.09% to 16.57%
Fundamental Growth Strat. Division	272,876	79.04	to	87.11	23,440,229	1.10%	.50% to .90%	6.54% to 6.98%
Balanced Capital Strategy Division	1,044,750	51.42	to	55.68	57,291,527	2.25%	.50% to .90%	7.66% to 8.10%
High Yield Bond Division	73,895	38.32	to	41.33	3,001,139	9.13%	.50% to .90%	11.11% to 11.55%
Global Allocation Strategy Division	232,455	37.25	to	39.99	9,101,905	3.25%	.50% to .90%	13.26% to 13.74%
2005 Division	6,846	71.38	to	77.42	526,009	—	.84% to 1.24%	(0.11)% to 0.30%
2006 Division	6,354	41.32	to	44.58	279,931	—	.84% to 1.24%	(0.24)% to 0.18%
2007 Division	9,408	45.48	to	48.87	435,541	—	.84% to 1.24%	0.13% to 0.56%
2008 Division	18,351	43.99	to	47.07	863,755	—	.84% to 1.24%	0.89% to 1.29%
2009 Division	1,910	40.47	to	43.13	81,826	—	.84% to 1.24%	1.68% to 2.11%
2010 Division	7,998	39.74	to	42.19	329,502	—	.84% to 1.24%	2.69% to 3.13%
2011 Division	1,180	33.74	to	35.67	40,651	—	.84% to 1.24%	3.31% to 3.75%
2013 Division	342	25.88	to	27.13	9,285	—	.84% to 1.24%	4.82% to 5.20%
2014 Division	10,172	25.93	to	27.08	270,865	—	.84% to 1.24%	5.75% to 6.15%
2019 Division	912	14.72	to	15.07	13,656	—	.84% to 1.24%	9.93% to 10.40%

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 8-POLICYOWNERS’ INVESTMENT BASE (Continued)

	At December 31,					For the year ended December 31,
2003	Units	Separate Account Index Lowest to Highest			Policyowner Investment Base	Investment Income Ratio*	Expenses as a % of Average Investment Base** Lowest to Highest	Total Return*** Lowest to Highest
Money Reserve Division	626,448	$34.26	to	$37.60	$23,055,795	0.94%	.50% to .90%	0.00% to 0.37%
Intermediate Govt. Bond Division	136,099	60.15	to	66.02	8,895,318	3.44%	.50% to .90%	1.34% to 1.76%
Core Bond Strategy Division	106,657	69.84	to	76.65	8,104,729	3.80%	.50% to .90%	4.01% to 4.43%
Large Cap Core Strategy Division	228,131	92.61	to	101.64	22,789,277	0.54%	.50% to .90%	31.34% to 31.86%
Fundamental Growth Strat. Division	288,791	74.19	to	81.43	23,196,312	0.45%	.50% to .90%	27.63% to 28.14%
Balanced Capital Strategy Division	1,138,158	47.76	to	51.51	57,780,207	2.40%	.50% to .90%	20.21% to 20.69%
High Yield Bond Division	493,290	34.49	to	37.05	17,951,572	7.57%	.50% to .90%	23.27% to 23.79%
Global Allocation Strategy Division	226,614	32.89	to	35.16	7,807,735	4.37%	.50% to .90%	34.41% to 34.97%
2004 Division	4,991	17.82	to	18.54	92,019	—	.84% to 1.24%	(0.06)% to 0.38%
2005 Division	7,327	71.46	to	77.19	561,689	—	.84% to 1.24%	0.93% to 1.34%
2006 Division	6,979	41.42	to	44.50	307,388	—	.84% to 1.24%	1.47% to 1.88%
2007 Division	9,298	45.42	to	48.60	455,961	—	.84% to 1.24%	1.36% to 1.76%
2008 Division	19,584	43.60	to	46.47	909,878	—	.84% to 1.24%	1.40% to 1.82%
2009 Division	3,335	39.80	to	42.24	139,447	—	.84% to 1.24%	1.56% to 1.96%
2010 Division	8,086	38.70	to	40.91	323,576	—	.84% to 1.24%	1.98% to 2.40%
2011 Division	1,576	32.66	to	34.38	52,762	—	.84% to 1.24%	2.06% to 2.47%
2013 Division	345	24.69	to	25.79	8,895	—	.84% to 1.24%	1.56% to 2.02%
2014 Division	10,150	24.52	to	25.51	254,948	—	.84% to 1.24%	2.25% to 2.70%
2019 Division	1,836	13.39	to	13.65	24,939	—	.84% to 1.24%	1.75% to 2.17%

*	These ratios represent dividends received by the Account=s divisions from the underlying investments, divided by the respective division=s average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions to the Account=s unit values. The recognition of investment income by the Account=s divisions is affected by the timing of the declaration of dividends by the underlying investments.
**	These ratios represent the expenses of the Account (consisting primarily of mortality and expense risk charges) which result in a direct reduction to the Account=s unit values. Expenses of the underlying investments and any charges made directly to a policy (through the redemption of units) are excluded.
***	These ratios represent the total return of the Account=s divisions. The ratios include changes in the values of the underlying investments and deductions for items included in the expense ratios. The ratios do not include any policy charges; inclusion of these amounts in the calculations would result in reductions in the ratios.

NOTE 9-DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Internal Revenue Code (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Monarch Life believes, based on assurances from the Series Fund and the Trusts, that the Account satisfies the current requirements of the regulations.

VARIABLE ACCOUNT A

OF MONARCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

NOTE 10-PRINCIPAL UNDERWRITING AND GENERAL DISTRIBUTOR

Baystate Capital Services, Inc. (BCSI), is the principal underwriter and general distributor of the policies maintained in the Account. BCSI is a wholly-owned subsidiary of Monarch Life.

59598 05/08